CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 58,127	$ 86,773
Restricted cash	160,708	262,127
Accounts receivable, net of allowances for doubtful accounts of $4,870 and $5,331, as of December 31, 2013 and June 30, 2014, respectively	212,533	236,576
Inventories	390,010	359,577
Advances to suppliers-current	9,819	14,210
Amounts due from related parties	1,116	408
Value added tax recoverable	21,505	30,113
Income tax recoverable	3,454	2,667
Prepaid expenses and other current assets	56,066	50,031
Project assets	32,998	34,173
Deferred convertible notes issuance costs-current	784	784
Assets held-for-sale		122,638
Derivative assets	576	1,503
Deferred tax assets-current, net	1,786	5,218
Total current assets	949,482	1,206,798
Property, plant and equipment, net	803,721	863,093
Prepaid land use right, net	40,209	44,996
Deferred tax assets-non-current, net	17,990	13,659
Deferred convertible notes issuance costs-non-current	549	941
Advances for purchases of property, plant and equipment	2,419	2,214
Advances to suppliers-non-current	5,627	5,627
Other long-lived assets	4,155	2,423
Total assets	1,824,152	2,139,751
Current liabilities:
Short-term borrowings	696,229	673,096
Accounts payable	509,200	656,243
Advances from customers-current	44,105	99,499
Amounts due to related parties	4,055	9,210
Other current liabilities	145,277	159,377
Income tax payable	1,475	5,306
Derivative liabilities	166	1,463
Liabilities held for sale		99,434
Warrant liability	7,298	9,345
Total current liabilities	1,407,805	1,712,973
Convertible notes payable-non-current	111,616	111,616
Long-term borrowings	64,030	69,489
Advances from customers-non-current	3,192	8,154
Warranty	25,688	20,612
Deferred subsidies and other	53,756	46,733
Other long-term liabilities	775	1,157
Total liabilities	1,666,862	1,970,734
Commitments and contingencies (see Note 18)
Shareholders' equity
Common shares (no par value; 500,000,000 shares authorized at December 31, 2013 and June 30, 2014; 204,346,064 shares issued and 203,367,464 shares outstanding at December 31, 2013; 204,346,064 shares issued and 203,652,096 shares outstanding at June 30, 2014)	476,441	475,816
Additional paid-in capital	6,991	5,950
Accumulated loss	(410,402)	(396,572)
Accumulated other comprehensive income	84,260	83,614
Total equity attributable to ReneSola Ltd	157,290	168,808
Noncontrolling interest		209
Total equity	157,290	169,017
Total liabilities and equity	$ 1,824,152	$ 2,139,751